COMMITMENTS AND CONTINGENT LIABILITIES - Schedule of Annual Purchase Commitments Under Contracts (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 9,674
2023	655
2024	0
2025	0
2026 and thereafter	0
Total	$ 10,329